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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X  7AW


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Jessop
Title:  Operations Manager
Phone:  +44 20 7201 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                                  London, UK                          February 7, 2007
----------------------------              ---------------------------          ------------------------------
    [Signature]                                 [City, State]                              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                              -----------------

Form 13F Information Table Entry Total:                                     59
                                                              -----------------

Form 13F Information Table Value Total:                               $818,979
                                                              -----------------
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ----------------------------        -----------------

         None.

                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                   Quarter ended Dec 31, 2006

                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR SH/
                                        CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED- SHARED- OTHER
ISSUER                 TITLE OF CLASS   NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE DEFINED  OTHER  MNGRS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL-LUCENT         SPONSORED ADR   013904305   $35,156   2,455,060 SH          X                       2,455,060

------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP            COM             020039103   $40,680    697,654  SH          X                        697,654

------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL
RESOURCES INC          COM             02076X102   $1,422     98,500   SH          X                        98,500

------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA
PROCESSING IN          COM             053015103   $31,444    638,461  SH          X                        638,461

------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC       COM             057224107   $39,724    526,498  SH          X                        526,498

------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A     SP ADR PFD NEW  059460303   $3,321     82,810   SH          X                        82,810

------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG
FINANCIERA S           SP ADR 500 PFD  059602201   $3,079     85,000   SH          X                        85,000

------------------------------------------------------------------------------------------------------------------------------------
BANCO LATINOAMERICANO
DE EXP                 CL E            P16994132   $1,978     117,200  SH          X                        117,200

-----------------------------------------------------------------------------------------------------------------------------------
BANCO MACRO SA         SPON ADR B      05961W105   $1,030     34,000   SH          X                        34,000

-----------------------------------------------------------------------------------------------------------------------------------
BBVA BANCO
FRANCES S A            SPONSORED ADR   07329M100   $1,021     108,000  SH          X                        108,000

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR SH/
                                        CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED- SHARED- OTHER
ISSUER                 TITLE OF CLASS   NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE DEFINED  OTHER  MNGRS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO              COM             097023105    $218      150,000  SH   CALL   X                        150,000

-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO              COM             097023105     $4       75,000   SH   PUT    X                        75,000

-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS
SQUIBB CO              COM             110122108   $48,672   1,849,932 SH          X                       1,849,932

-----------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV        SPON ADR 5 ORD  151290889   $2,622     77,900   SH          X                        77,900

-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA
DE MINA                SP ADR N-V PFD  204409601   $4,824     98,000   SH          X                        98,000

-----------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE
HLDGS INC              CL A            167760107   $15,389    30,000   SH          X                        30,000

-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE
DO RIO DOCE            SPON ADR PFD    204412100   $5,108     200,000  SH          X                        200,000

-----------------------------------------------------------------------------------------------------------------------------------
COCA-COLA FEMSA
S A DE C V             SPON ADR REP L  191241108   $3,002     80,000   SH          X                        80,000

-----------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA S A       SPONSORED ADR   126153105    $877      21,200   SH          X                        21,200

-----------------------------------------------------------------------------------------------------------------------------------
CRESUD S A C I F Y A   SPONSORED ADR   226406106   $1,051     60,000   SH          X                        60,000

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR SH/
                                        CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED- SHARED- OTHER
ISSUER                 TITLE OF CLASS   NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE DEFINED  OTHER  MNGRS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
DENBURY RES INC        COM NEW         247916208   $12,803    457,267  SH          X                        457,267

-----------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX
S A DE                 SPONSORED ADR   25030W100   $6,430     107,350  SH          X                        107,350


-----------------------------------------------------------------------------------------------------------------------------------
DEXCOM INC             COM             252131107   $13,647   1,355,227 SH          X                       1,355,227

-----------------------------------------------------------------------------------------------------------------------------------
EUROTRUST A/S          SPONS ADR NEW   29879R206   $8,984     580,000  SH          X                        580,000

-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP        COM             319963104   $32,606   1,282,179 SH          X                       1,282,179

-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA ROCK INDS INC  COM             341140101   $33,232    771,586  SH          X                        771,586

-----------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD   SPONSORED ADR   34415V109    $994      14,875   SH          X                        14,875

-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL        COM PAR $0.01   345370860   $2,445     326,000  SH          X                        326,000

-----------------------------------------------------------------------------------------------------------------------------------
GOLDEN TELECOM INC     COM             38122G107   $8,019     168,600  SH          X                        168,600

-----------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC      COM             38821G101   $23,691    588,899  SH          X                        588,899

-----------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC &
PAC TEA INC            COM             390064103   $18,947    727,608  SH          X                        727,608

-----------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR SH/
                                        CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED- SHARED- OTHER
ISSUER                 TITLE OF CLASS   NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE DEFINED  OTHER  MNGRS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO
GALICIA S A            SP ADR 10 SH B  399909100   $2,210     234,600  SH          X                        234,600

-----------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP       COM NEW         421924309   $32,716   1,439,330 SH          X                       1,439,330

-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC            MSCI MEXICO     464286822   $1,167     23,000   SH          X                        23,000

-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR             MSCI EMERG MKT  464287234    $105      90,900   SH   PUT    X                        90,900

-----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP             COM             540424108   $83,976   2,011,878 SH          X                       2,011,878

-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC         COM             589331107   $50,311   1,155,250 SH          X                       1,155,250

-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW        COM             60467R100   $64,346   2,042,725 SH          X                       2,042,725

-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC              COM             637071101   $28,784    461,718  SH          X                        461,718

-----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC          CL B NEW        62913F201   $2,452     38,300   SH          X                        38,300

-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO               SPONSORED ADR   71654V101   $3,817     40,848   SH          X                        40,848

-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC             COM             717081103    $339      13,000   SH          X                        13,000

-----------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR SH/
                                        CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED- SHARED- OTHER
ISSUER                 TITLE OF CLASS   NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE DEFINED  OTHER  MNGRS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC             COM             717081103     N/A      500,000  SH   CALL   X                        500,000
-----------------------------------------------------------------------------------------------------------------------------------

QIMONDA AG             SPONSORED ADR   746904101   $35,879   2,054,922 SH          X                       2,054,922

-----------------------------------------------------------------------------------------------------------------------------------
SAPPI LTD              SPON ADR NEW    803069202   $1,078     64,000   SH          X                        64,000

-----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY     SHS             G7945J104   $36,738   1,387,925 SH          X                       1,387,925

-----------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE
CONTAINER CORP         COM             832727101   $26,748   2,495,120 SH          X                       2,495,120

-----------------------------------------------------------------------------------------------------------------------------------
SPANSION INC           COM CL A        84649R101   $30,505   2,063,916 SH          X                       2,063,916

-----------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP         COM             855244109   $3,717     104,072  SH          X                        104,072

-----------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP         COM             855244109     $16      150,000  SH   CALL   X                        150,000

-----------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP         COM             855244109     $22      550,000  SH   PUT    X                        550,000

-----------------------------------------------------------------------------------------------------------------------------------
SUNTECH PWR
HLDGS CO LTD           ADR             86800C104   $1,173     34,500   SH          X                        34,500

-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR
MFG LTD                SPONSORED ADR   874039100    $210      200,000  SH   CALL   X                        200,000

-----------------------------------------------------------------------------------------------------------------------------------
TENARIS S A            SPONSORED ADR   88031M109   $1,379     27,900   SH          X                        27,900

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                                FAIR MARKET  SHARES OR SH/
                                        CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED- SHARED- OTHER
ISSUER                 TITLE OF CLASS   NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE DEFINED  OTHER  MNGRS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC         ORD             G90078109   $1,046     12,800   SH          X                        12,800

-----------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-UNIAO DE
BANCOS BRA             GDR REP PFD UT  90458E107   $3,191     33,800   SH          X                        33,800

-----------------------------------------------------------------------------------------------------------------------------------
VOTORANTIM CELULOSE
E PAPEL                SPONSORED ADR   92906P106   $1,474     75,000   SH          X                        75,000

-----------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC    COM             966837106   $2,894     61,648   SH          X                        61,648

-----------------------------------------------------------------------------------------------------------------------------------
WIMM BILL DANN
FOODS OJSC             SPONSORED ADR   97263M109    $266       4,000   SH          X                         4,000

-----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                          $818,979
(in thousands)
